UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                                ----------------
Check here if Amendment [  ]; Amendment Number:
                                               -------
This Amendment (Check only one.):             [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      NOBLE PARTNERS, L.P.
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           Address:   265 FRANKLIN ST., 21ST FLOOR
           --------------------------------------------------
           BOSTON, MA 02110
           --------------------------------------------------

Form 13F File Number: 28-11605
                      ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   GEORGE L. NOBLE
        --------------------------------------------------
Title:  PRESIDENT, PEAK ASSET MGT., INC., GENERAL PARTNER, NOBLE PARTNERS, L.P.
        --------------------------------------------------
Phone:  617-646-6500
        --------------------------------------------------

Signature, Place, and Date of Signing:

   /s/ GEORGE L. NOBLE                      BOSTON, MA               2/14/2011
   ------------------------------  -------------------------------  ----------
         [Signature]                       [City, State]              [Date]

Report  Type  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0
                                          -------------
Form 13F Information Table Entry Total:              55
                                          -------------
Form 13F Information Table Value Total:  $       64,601
                                         --------------
                                         (in thousands)


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE

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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- ---------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                 SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    VALUE   PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- ---------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGCO CORP                    COM              001084102      304    6,000 SH       SOLE                  6,000      0    0
AK STL HLDG CORP             COM              001547108    4,911  300,000 SH       SOLE                300,000      0    0
AKORN INC                    COM              009728106    4,951  815,600 SH       SOLE                815,600      0    0
AMARIN CORP PLC              SPONS ADR NEW    023111206      369   45,000 SH       SOLE                 45,000      0    0
AMERICAN AXLE & MFG HLDGS IN COM              024061103    1,286  100,000 SH       SOLE                100,000      0    0
ANADARKO PETE CORP           COM              032511107      837   11,000 SH  CALL SOLE                 11,000      0    0
APACHE CORP                  COM              037411105      715    6,000 SH       SOLE                  6,000      0    0
ARCH COAL INC                COM              039380100    1,753   50,000 SH       SOLE                 50,000      0    0
ASHFORD HOSPITALITY TR INC   COM SHS          044103109    3,378  350,000 SH       SOLE                350,000      0    0
BOISE INC                    *W EXP 06/18/201 09746Y113      309  401,000 SH       SOLE                401,000      0    0
BOSTON SCIENTIFIC CORP       COM              101137107      606   80,000 SH       SOLE                 80,000      0    0
CANADIAN NAT RES LTD         COM              136385101    2,221   50,000 SH       SOLE                 50,000      0    0
CARDINAL HEALTH INC          COM              14149Y108    2,184   57,000 SH       SOLE                 57,000      0    0
CARDIOME PHARMA CORP         COM NEW          14159U202       64   10,000 SH       SOLE                 10,000      0    0
CF INDS HLDGS INC            COM              125269100      338    2,500 SH       SOLE                  2,500      0    0
CLIFFS NATURAL RESOURCES INC COM              18683K101    1,560   20,000 SH       SOLE                 20,000      0    0
CLOUD PEAK ENERGY INC        COM              18911Q102      348   15,000 SH       SOLE                 15,000      0    0
CONCEPTUS INC                COM              206016107      152   11,000 SH       SOLE                 11,000      0    0
DOVER CORP                   COM              260003108      409    7,000 SH       SOLE                  7,000      0    0
DRUGSTORE COM INC            COM              262241102      663  300,000 SH       SOLE                300,000      0    0
DRYSHIPS INC                 SHS              Y2109Q101    4,172  760,000 SH       SOLE                760,000      0    0
DURECT CORP                  COM              266605104      207   60,000 SH       SOLE                 60,000      0    0
EASTMAN KODAK CO             COM              277461109    3,216  600,000 SH       SOLE                600,000      0    0
EQT CORP                     COM              26884L109      314    7,000 SH       SOLE                  7,000      0    0
FREEPORT-MCMORAN COPPER & GO COM              35671D857    1,801   15,000 SH       SOLE                 15,000      0    0
GOLAR LNG LTD BERMUDA        SHS              G9456A100      901   60,000 SH       SOLE                 60,000      0    0
HESS CORP                    COM              42809H107      459    6,000 SH       SOLE                  6,000      0    0
HI-TECH PHARMACAL INC        COM              42840B101      374   15,000 SH       SOLE                 15,000      0    0
INSULET CORP                 COM              45784P101      155   10,000 SH       SOLE                 10,000      0    0
INTERMUNE INC                COM              45884X103      291    8,000 SH       SOLE                  8,000      0    0
IVANHOE MINES LTD            COM              46579N103      287   12,500 SH       SOLE                 12,500      0    0
JAZZ PHARMACEUTICALS INC     COM              472147107      197   10,000 SH       SOLE                 10,000      0    0
K V PHARMACEUTICAL CO        CL A             482740206      128   50,000 SH       SOLE                 50,000      0    0
KODIAK OIL & GAS CORP        COM              50015Q100      198   30,000 SH       SOLE                 30,000      0    0
MCDERMOTT INTL INC           COM              580037109    1,935   93,500 SH       SOLE                 93,500      0    0
MECHEL OAO                   SPONSORED ADR    583840103      351   12,000 SH       SOLE                 12,000      0    0
MEDICIS PHARMACEUTICAL CORP  CL A NEW         584690309    3,483  130,000 SH       SOLE                130,000      0    0
MEDTRONIC INC                COM              585055106      260    7,000 SH       SOLE                  7,000      0    0
MODINE MFG CO                COM              607828100      467   30,100 SH       SOLE                 30,100      0    0
MURPHY OIL CORP              COM              626717102      447    6,000 SH       SOLE                  6,000      0    0
NATIONAL OILWELL VARCO INC   COM              637071101      605    9,000 SH       SOLE                  9,000      0    0
NAVIOS MARITIME HOLDINGS INC COM              Y62196103    1,320  250,000 SH       SOLE                250,000      0    0
NEWFIELD EXPL CO             COM              651290108      361    5,000 SH       SOLE                  5,000      0    0
NXSTAGE MEDICAL INC          COM              67072V103    4,852  195,000 SH       SOLE                195,000      0    0
OASIS PETE INC NEW           COM              674215108      271   10,000 SH       SOLE                 10,000      0    0
OCCIDENTAL PETE CORP DEL     COM              674599105    1,962   20,000 SH       SOLE                 20,000      0    0
PIONEER NAT RES CO           COM              723787107      564    6,500 SH       SOLE                  6,500      0    0
PLAINS EXPL& PRODTN CO       COM              726505100      418   13,000 SH       SOLE                 13,000      0    0
POTASH CORP SASK INC         COM              73755L107      387    2,500 SH       SOLE                  2,500      0    0
PROTALIX BIOTHERAPEUTICS INC COM              74365A101      399   40,000 SH       SOLE                 40,000      0    0
SEQUENOM INC                 COM NEW          817337405    2,088  260,000 SH       SOLE                260,000      0    0
SKYWORKS SOLUTIONS INC       COM              83088M102    2,147   75,000 SH       SOLE                 75,000      0    0
TECK RESOURCES LTD           CL B             878742204      464    7,500 SH       SOLE                  7,500      0    0
TRANSOCEAN LTD               REG SHS          H8817H100      348    5,000 SH       SOLE                  5,000      0    0
WEATHERFORD INTERNATIONAL LT REG              H27013103    1,414   62,000 SH       SOLE                 62,000      0    0
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